INTANGIBLE ASSETS, NET (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS, NET [Line Items]
Software Copyright	$ 2,813,123	$ 2,733,062
Others	33,086	42,736
Intangible Assets, Gross	2,846,209	2,775,798
Less: Accumulated and amortization	(229,860)	(81,359)
Intangible assets, net	$ 2,616,349	$ 2,694,439